Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2014
Schedule I Condensed Financial Information of Parent Company
Schedule I Condensed Financial Information of Parent Company

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of December 31,
	2013	2014
ASSETS

Current assets:
Cash and cash equivalents	$82,586	$95,485
Term deposits	392,699	139,890
Short-term investments	300,701	28,139
Prepaid expenses and other current assets	15,199	3,048
Amounts due from subsidiaries	418,079	933,496
Amounts due from related parties	-	419
Equity method investment- current	60,508	-
Total current assets	1,269,772	1,200,477
Long-term investments	101,025	83,403
Investment in subsidiaries	(37,945)	(192,061)
Other non-current assets	-	18,460

TOTAL ASSETS	1,332,852	1,110,279

LIABILITIES AND EQUITY

Current liabilities:
Accrued expenses and other payables	$1,823	$1,614
Promissory notes to related parties	60,884	-
Income tax payable	-	6,027

Total current liabilities	62,707	7,641

TOTAL LIABILITIES	$62,707	$7,641

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized,789,976,372 and 720,040,971 shares issued and outstanding
as of December 31, 2013 and 2014, respectively	$790	$720
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding
as of December 31, 2013 and 2014, respectively	305	305
Additional paid-in capital	1,285,283	1,224,393
Accumulated deficit	(191,014)	(130,554)
Accumulated other comprehensive income	174,781	7,774

Equity	1,270,145	1,102,638

TOTAL LIABILITIES AND EQUITY	$1,332,852	$1,110,279

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2012	2013	2014

Selling and marketing	$562	$398	$625
Research and development	1,855	697	1,342
General and administrative	13,376	14,820	24,964

Total operating expenses	15,793	15,915	26,931

Other income	389	574	332
Exchange (loss) gain on offshore bank accounts	-	1,386	(2,314)
Interest income	19,925	12,508	7,059
Realized gain on short-term investments	4,317	54,629	167,225
Earnings (loss) in equity method investments	(4,784)	23,070	4,835
Gain on diaposal of equity method investments	-	-	60,116
Gain on deconsolidation of the subsidiaries	-	132,821	-
Equity in loss of subsidiaries and variable interest entities	(79,080)	(145,340)	(149,862)

Net income (loss)	(75,026)	63,733	60,460

Other comprehensive (loss) income, net of tax:
Foreign currency translation	1,289	4,805	(5,039)
Net unrealized gain on available-for-sale investments,
net of tax of $nil for the years ended
December 31, 2012, 2013 and 2014, respectively	32,374	183,932	13,223
Transfer to statements of operations of realized gain
on available-for-sale securities, net of tax of $nil
for the years ended December 31, 2012, 2013 and 2014, respectively	(1,283)	(55,768)	(175,191)
Transfer to statements of operations as a result of
other-than-temporary impairment of short-term investments,
net of tax of $nil	-	2,098	-

Other comprehensive (loss) income	32,380	135,067	(167,007)

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

										Accumulated	Total
							Additional			other	Renren
	Class A		Class B				paid-in	Subscription	Accumulated	comprehensive	Inc.'s
	ordinary shares		ordinary shares		Treasury shares		capital	receivable	deficit	income	equity
	Shares	Amount	Shares	Amount	Shares	Amount

Balance at January 1, 2012	770,912,350	$771	398,763,450	$399	(18,267,684)	$(25,597)	$1,407,059	-	$(179,721)	$7,334	$1,210,245
Stock-based compensation	-	-	-	-	-	-	10,897	-	-	-	10,897
Other comprehensive income	-	-	-	-	-	-	-	-	-	32,380	32,380
Net loss	-	-	-	-	-	-	-	-	(75,026)	-	(75,026)
Exercise of share option and restricted shares vesting	13,189,706	13	3,916,667	4	-	-	3,571	-	-	-	3,588
Repurchase of ordinary shares	(54,253,314)	(54)	-	-	(54,253,314)	(76,131)	1,100	-	-	-	(75,085)
Advances to shareholders	-	-	-	-	-	-	(1,605)	-	-	-	(1,605)
Cancellation of treasury shares	-	-	-	-	72,520,998	101,728	(101,728)	-	-	-	-
Acquisition 35% noncontrolling interest in Qingting	-	-	-	-	-	-	(250)	-	-	-	(250)
Share subscription receivables of JiehunChina	-	-	-	-	-	-	-	(229)	-	-	(229)

Balance at December 31, 2012	729,848,742	$730	402,680,117	$403	-	-	$1,319,044	$(229)	$(254,747)	$39,714	$1,104,915
Stock-based compensation	-	-	-	-	-	-	16,138	-	-	-	16,138
Other comprehensive income	-	-	-	-	-	-	-	-	-	135,067	135,067
Net income	-	-	-	-	-	-	-	-	63,733	-	63,733
Exercise of share option and restricted shares vesting	16,763,199	17	2,708,333	2	-	-	4,013	-	-	-	4,032
Repurchase of ordinary shares	(56,635,569)	(57)	-	-	-	-	(55,517)				(55,574)
Transfer Class B shares to Class A shares	100,000,000	100	(100,000,000)	(100)	-	-	-	-	-	-	-
Bad debt provision of share subscription receivables	-	-	-	-	-	-	-	229	-	-	229
Receipt of repayment from shareholder	-	-	-	-	-	-	1,605	-	-	-	1,605

Balance at December 31, 2013	789,976,372	$790	305,388,450	$305	-	-	$1,285,283	-	$(191,014)	$174,781	$1,270,145
Stock-based compensation	-	-	-	-	-	-	23,604	-	-	-	23,604
Other comprehensive income	-	-	-	-	-	-	-	-	-	(167,007)	(167,007)
Net income	-	-	-	-	-	-	-	-	60,460	-	60,460
Exercise of share option and restricted shares vesting	10,792,736	11	-	-	-	-	2,748	-	-	-	2,759
Repurchase of ordinary shares	(80,728,137)	(81)	-	-	-	-	(87,242)	-	-	-	(87,323)

Balance at December 31, 2014	720,040,971	$720	305,388,450	$305	-	-	$1,224,393	-	$(130,554)	$7,774	$1,102,638

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2012	2013	2014
Cash flows from operating activities:
Net income (loss)	$(75,026)	$63,733	$60,460
Equity in income of subsidiaries and variable interest entities	79,080	145,340	149,862
Share-based compensation expense	10,897	11,754	22,827
Gain on deconsolidation of subsidiaries	-	(132,821)	-
Gain on disposal of equity method investment	-	-	(60,116)
Depreciation and amortization	266	267	-
Exchange loss (gain) on offshore accounts	-	(1,386)	2,314
Impairment on short-term investments	-	2,098	-
Gain on short-term investments and fair value change of derivatives	(4,317)	(56,727)	(167,225)
Earnings (loss) in equity method investments	4,784	(23,070)	(4,835)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	3,320	(9)	1,770
Accrued expenses and other payables	(496)	538	(444)
Increase in amounts due to a subsidiary	(95,108)	(250,013)	(512,295)
Capital distribution received from Japan Macro	-	19,158	25,321

Net cash used in operating activities	(76,600)	(221,138)	(482,361)

Cash flows from investing activities:
Decrease in term deposits	152,680	158,687	250,495
Proceeds from sale of available for sale securities	81,136	118,958	415,528
Proceeds from sale of derivative financial instruments	1,297	959	80,861
Proceeds from principal return on
Series 2012-A Senior Secured Refi Loan Notes	414	1,353	1,370
Proceeds from sales of equity method investment	-	-	46,484
Capital distribution received from equity method investees	-	-	74,721
Dividend received from available for sale securities	-	-	1,050
Purchase of available for sale securities	(140,677)	(88,676)	(129,407)
Purchase of derivative financial instruments	-	-	(90,112)
Purchase of equity method investments	(49,000)	(20,000)	(20,789)
Purchases of Series 2012-A Senior Secured Refi Loan Notes	(10,000)	-	-
Cash disposed of from deconsolidation of subsidiaries	-	(18,309)	-
Investment in subsidiaries	(1,343)	-	-

Net cash provided by investing activities	34,507	152,972	630,201

Cash flows from financing activities:
Repurchase of ordinary shares	(53,630)	(55,575)	(76,462)
Deposits for share repurchase	-	(10,860)	-
Proceeds from exercise of share options	1,898	2,913	2,514
Proceeds from the issuance of promissory note issued to Nuomi Inc.	-	60,884	-
Repayment of promissory note issued to Nuomi Inc.	-	-	(60,884)

Net cash used in financing activities	(51,732)	(2,638)	(134,832)

Net increase (decrease) in cash and cash equivalents	(93,825)	(70,804)	13,008
Cash and cash equivalents at beginning of year	247,215	153,390	82,586
Effect of exchange rate changes	-	-	(109)
Cash and cash equivalents at end of year	$153,390	$82,586	$95,485

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The condensed financial information is provided since the restricted net assets of the Group's subsidiaries, VIEs and VIEs' subsidiaries were over the 25% of the consolidated net assets of the Group as of December 31, 2014.

2.	INVESTMENTS IN SUBSIDIARIES, VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.